Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization:

Ceres Tactical Currency L.P. (formerly, Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P.) (“Tactical Currency”), Morgan Stanley Smith Barney Spectrum Select L.P. (“Spectrum Select”), Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 5, “Financial Instruments”). The General Partner (as defined below) may also determine to invest up to all of the Partnerships’ assets in United States (“U.S.”) Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates. The Partnerships no longer offer units of limited partnership interest (“Unit(s)”) for purchase or exchange.

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner (“Ceres” or the “General Partner”) and commodity pool operator of the Partnerships. At December 31, 2016, the General Partner was a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). MSSBH is ultimately owned by Morgan Stanley. Morgan Stanley is a publicly held company whose shares are listed on the New York Stock Exchange. Morgan Stanley is engaged in various financial services and other businesses.

The clearing commodity broker for the Partnerships is Morgan Stanley & Co. LLC (“MS&Co.”). MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. At December 31, 2016, Morgan Stanley Smith Barney LLC, doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”) was a principal subsidiary of MSSBH. MS&Co. and its affiliates act as the custodians of the Partnerships’ assets available for trading in Futures Interests. MS&Co. is a wholly-owned subsidiary of Morgan Stanley. The Partnerships also deposit a portion of their cash in non-trading accounts at JPMorgan Chase Bank, N.A.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership.

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of the Partnerships. The General Partner pays or reimburses each Partnership, from the General Partner fee it receives from each Partnership, the ordinary administrative expenses of each Partnership. This includes the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.